Taxes (Tables)	6 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision are as follows:

	For the six months ended March 31,
	2026	2025
Current income tax	$-	$-
Deferred income tax	(10,977)	-
Total provision for income taxes	$(10,977)	$-

Schedule of PRC Statutory Rates to Effective Income Taxes	The following table reconciles PRC statutory rates to the Company’s effective income taxes:
	For the six months ended March 31,
	2026	2025
Income benefit computed based on PRC statutory rate	(925,811)	(1,472,185)
Tax effect of different tax rates in other jurisdictions	575,320	1,296,196
Impact of preferential tax	198,148	89,452
Tax effect of unrecognized loss	97,758	38,689
Change in valuation allowance	41,723	46,974
Non-deductible items and others*	1,885	874
Provision for income taxes	$(10,977)	$-

*	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	March 31, 2026	September 30, 2025
		(Audited)
Deferred tax assets:
Net operating loss carry-forward	$143,334	$97,823
Valuation allowance	(143,334)	(97,823)
Total deferred tax assets	$-	$-

Deferred tax liabilities:
Increase in fair value of intangible assets acquired through acquisition	$226,704	$230,469
Deferred tax liabilities	$226,704	$230,469

Schedule of Deferred Tax Assets Valuation Allowance Movement	The following table summarizes deferred tax assets valuation allowance movement:
	March 31, 2026	September 30, 2025
		(Audited)
Beginning balance	$97,823	$41,826
Charge to tax expense in current year	41,723	55,860
Foreign currency translation adjustments	3,788	137
Ending balance	$143,334	$97,823

Schedule of Taxes Payable

Taxes payable consists of the following:

	March 31, 2026	September 30, 2025
		(Audited)
Income tax payable	$1,072,158	$1,039,854
Value-added tax payable	276,896	227,111
Other taxes payable	52,265	51,272
Total taxes payable	$1,401,319	$1,318,237

Schedule of Income Tax Payable

A reconciliation of the beginning and ending amount of income tax payable is as follows:

	March 31, 2026	September 30, 2025
		(Audited)
Balance at beginning of period	$1,039,854	$1,058,294
Decrease related to current year tax positions	(996)	(3,322)
Foreign currency translation adjustments	33,300	(15,118)
Balance at end of period	$1,072,158	$1,039,854